Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees
Details of the Company’s principal subsidiaries and VIEs as of December 31, 2019 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Princip al subsidiaries of the Company:

Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding, provision of utility products and related services, mobile entertainment services

Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of mobile entertainment services and research and development of online applications, sale of AI products

Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Research and development of mobile applications and provision of utility products and related service

Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of utility products and related services

Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding

Princip al subsidiaries of the Company (continued):

Cheetah Mobile Singapore Pte. Ltd. (“Cheetah Mobile Singapore”)	May 27, 2015	Singapore	100%	Provision of utility products and related services and mobile entertainment services

Cheetah Mobile Hong Kong Limited (“Cheetah Mobile Hong Kong”)	February 24, 2016	Hong Kong	100%	Investment holding

Beijing Chibao Technology Co., Ltd.	December 6, 2018	The PRC	82.5%	Provision of mobile entertainment services

Beijing Kingsoft Cheetah Technology Co., Ltd.	April 30, 2015	The PRC	100%	Provision of products and related services and mobile entertainment services

Jingdezhen Jibao Information Service Co., Ltd.	August 10, 2017	The PRC	100%	Provision of utility products and related services, sale of AI products

Japan Kingsoft Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	41.9%	Provision of utility products and related services

Zhuhai Baoqu Technology Co., Ltd.	July 18, 2018	The PRC	75.0%	Provision of utility products and related services

VIEs

Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant

Beijing Cheetah Mobile Technology Co., Ltd. (“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of utility products and related services, mobile entertainment services

Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of utility products and related services, mobile entertainment services

(i)	Percentage of ownership is calculated on fully diluted basis.

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs
The assets and liabilities of the VIEs are as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Cash and cash equivalents	49,623	42,809	6,149
Restricted cash	526	476	68
Short-term investments	—	4,000	575
Accounts receivable, net	25,346	107,199	15,398
Prepayments and other current assets	49,739	74,384	10,685
Due from related parties	425,752	624,600	89,718
Total current assets	550,986	853,468	122,593
Property and equipment, net	12,753	9,393	1,349
Operating lease right-of-use assets	—	37,141	5,335
Intangible assets, net	6,926	6,616	950
Goodwill	962	—	—
Long-term investments	111,836	214,340	30,788
Other non-current assets	2,733	3,384	486
Deferred tax assets	9,250	9,474	1,361
Total non-current assets	144,460	280,348	40,269
Total assets	695,446	1,133,816	162,862
Accounts payable	11,777	10,642	1,529
Accrued expenses and other current liabilities	82,012	100,015	14,366
Due to related parties (i)	387,629	907,481	130,351
Income tax payable	1,945	1,587	228
Total current liabilities	483,363	1,019,725	146,474
Deferred tax liabilities	1,660	3,749	539
Due to related parties (i)	19,596	—	—
Other non-current liabilities	4,754	32,037	4,602
Total non-current liabilities	26,010	35,786	5,141
Total liabilities	509,373	1,055,511	151,615

(i)
As of December 31, 2018, and 2019, the balances due to related parties of the VIEs mainly represented amounts due to subsidiaries of the Group of RMB395,820 and
RMB887,178 (US$127,435) respectively, which were eliminated upon consolidation by the Company.

Schedule of financial performance and cash flows of the VIEs
The financial performance and cash flows of the VIEs are as follows:

	For the y ea r ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues	369,247	508,576	586,404	84,232
Cost of revenues	232,500	319,297	335,912	48,251
Net income	22,327	33,805	88,559	12,721
Net cash (used in) provided by operating activities	(30)	(12,198)	62,401	8,963
Net cash provided by (used in) investing activitie s	23,853	(24,941)	(69,386)	(9,967)
Net cash provided by financing activities	—	19,500	—	—
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	121	17